Other income and expenses (Tables)	3 Months Ended
Mar. 31, 2022
Other income and expenses
Schedule of other operating income

	For the three months ended March 31
in EUR k	2022	2021
Government grants	553	340
Others	180	26
Total other operating income	733	366

Schedule of other operating expenses

	For the three months ended March 31
in EUR k	2022	2021
Currency losses	1	34
Total other operating expenses	1	34